DISCONTINUED OPERATIONS - Balance Sheet (Details) - CAD ($) $ in Millions	Mar. 31, 2025	Mar. 31, 2024	Feb. 16, 2024	Mar. 31, 2023
Disclosure of analysis of single amount of discontinued operations [line items]
Current assets	$ 2,143.6	$ 2,006.5
Property, plant and equipment	2,989.5	2,515.6		$ 2,387.1
Right-of-use assets	788.0	545.8		426.9
Intangible assets	3,871.0	3,271.9		4,050.8
Deferred tax assets	191.8	233.3
Other non-current assets	657.8	602.3
Total assets	11,213.8	9,834.1
Current liabilities	2,686.5	2,358.4
Deferred tax liabilities	40.7	36.6
Other non-current liabilities	268.4	255.5
Total liabilities	6,237.8	5,531.5
Goodwill	2,439.7	1,971.3		2,663.3
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Current assets			$ 112.3
Property, plant and equipment			6.9
Right-of-use assets			9.8
Intangible assets			168.0
Deferred tax assets			26.5
Other non-current assets			14.5
Total assets			338.0
Current liabilities			37.1
Long-term debt (lease liabilities), including current portion			12.2
Deferred tax liabilities			1.4
Other non-current liabilities			17.7
Total liabilities			68.4
Assets (liabilities)			269.6
Goodwill	$ 0.0	$ 0.0	$ 120.4	$ 120.4